STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
EVENT LINKED BONDS - 77.3%
Global - 16.0%
Earthquake - 3.7%
Acorn Re 2018-1 Class A
(3 Month Libor USD + 2.750%), 11/10/2021 (a)(b)(c)(d)(e) (Cost: $10,798,907; Original Acquisition Date: 01/16/2020)	$10,837,000	$10,812,617
IBRD CAR 116
(3 Month Libor USD + 2.500%), 02/15/2021 (a)(b)(c)(d) (Cost: $7,283,616; Original Acquisition Date: 08/02/2019)	7,325,000	7,204,504
IBRD CAR 117
(3 Month Libor USD + 3.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $8,330,545; Original Acquisition Date: 10/15/2019)	8,384,000	8,314,413
IBRD CAR 118-Class A
(3 Month Libor USD + 2.500%), 02/14/2020 (a)(b)(c)(d) (Cost: $5,173,441; Original Acquisition Date: 11/07/2019)	5,175,000	5,172,412
IBRD CAR 119-Class B
(3 Month Libor USD + 8.250%), 02/14/2020 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 02/02/2018)	1,500,000	1,500,000
IBRD CAR 120
(3 Month Libor USD + 6.000%), 02/15/2021 (a)(b)(c)(d) (Cost: $1,400,000; Original Acquisition Date: 02/02/2018)	1,400,000	1,391,180
IBRD CAR 123 Class A
(3 Month Libor USD + 5.500%), 12/02/2022 (a)(b)(c)(d) (Cost: $662,000; Original Acquisition Date: 11/15/2019)	662,000	661,172

		35,056,298

Mortality/Longevity/Disease - 1.0%
Chesterfield 2014-1
4.500%, 12/15/2034 (c)(d)(f) (Cost: $3,343,750; Original Acquisition Date: 12/11/2014)	3,343,750	3,340,573
IBRD CAR 111-Class A
(6 Month Libor USD + 6.900%), 07/15/2020 (a)(b)(c)(d) (Cost: $2,966,000; Original Acquisition Date: 06/28/2017)	2,966,000	2,954,878
IBRD CAR 112-Class B
(6 Month Libor USD + 11.500%), 07/15/2020 (a)(b)(c)(d) (Cost: $871,000; Original Acquisition Date: 06/28/2017)	871,000	555,263
Vita Capital VI
(6 Month Libor USD + 2.900%), 01/08/2021 (a)(b)(c)(d)(e) (Cost: $3,000,000; Original Acquisition Date: 12/15/2015)	3,000,000	3,009,300

		9,860,014

Multiperil - 10.7%
3264 Re 2020-1 Class A
(T-Bill 3 Month + 0.500%), 02/07/2023 (a)(b)(c)(d) (Cost: $1,500,000; Original Acquisition Date: 01/17/2020)	1,500,000	1,501,500
Atlas Capital UK 2018 PLC
(3 Month Libor USD + 6.060%), 06/07/2022 (a)(b)(c)(d) (Cost: $8,750,000; Original Acquisition Date: 05/25/2018)	8,750,000	8,741,687
Atlas Capital UK 2019 PLC 2019-1
(3 Month Libor USD + 11.750%), 06/07/2023 (a)(b)(c)(d)(e) (Cost: $4,436,000; Original Acquisition Date: 05/24/2019)	4,436,000	4,496,551
Atlas IX 2015-1
(3 Month Libor USD + 0.100%), 01/07/2021 (a)(b)(c)(d) (Cost: $1,528,415; Original Acquisition Date: 06/16/2017)	1,528,197	1,300,878
Galileo Re 2017-1 Class B
(3 Month Libor USD + 17.500%), 11/06/2020 (a)(b)(c)(d) (Cost: $2,074,000; Original Acquisition Date: 10/30/2017)	2,074,000	2,046,934
Kendall Re 2018-1 Class A
(3 Month Libor USD + 5.250%), 05/06/2021 (a)(b)(c)(d) (Cost: $10,015,623; Original Acquisition Date: 04/19/2018)	10,029,000	9,784,292
Kilimanjaro Re II 2017-1 Class A-1
(6 Month Libor USD + 10.610%), 04/20/2021 (a)(b)(c)(d) (Cost: $3,666,000; Original Acquisition Date: 04/06/2017)	3,666,000	3,639,422
Kilimanjaro Re II 2017-1 Class B-1
(6 Month Libor USD + 7.910%), 04/20/2021 (a)(b)(c)(d)(e) (Cost: $13,286,559; Original Acquisition Date: 07/06/2018)	13,241,000	13,237,690

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT		VALUE
Multiperil - 10.7% (continued)
Kilimanjaro Re II 2017-1 Class C-1
(6 Month Libor USD + 6.000%), 04/20/2021 (a)(b)(c)(d)(e) (Cost: $18,686,836; Original Acquisition Date: 07/10/2018)		$18,627,000	$18,616,755
Kilimanjaro Re II 2017-2 Class A-2
(6 Month Libor USD + 10.610%), 04/21/2022 (a)(b)(c)(d) (Cost: $1,571,000; Original Acquisition Date: 04/06/2017)		1,571,000	1,547,042
Kilimanjaro Re II 2017-2 Class B-2
(6 Month Libor USD + 7.910%), 04/21/2022 (a)(b)(c)(d) (Cost: $2,357,000; Original Acquisition Date: 04/06/2017)		2,357,000	2,334,137
Kilimanjaro Re II 2017-2 Class C-2
(6 Month Libor USD + 6.300%), 04/21/2022 (a)(b)(c)(d)(e) (Cost: $6,251,000; Original Acquisition Date: 04/06/2017)		6,260,000	6,188,010
Loma Re 2013-1 Class C
(T-Bill 3 Month + 0.500%), 04/08/2020 (a)(b)(c)(d)(f) (Cost: $19,011,000; Original Acquisition Date: 12/20/2013)		19,011,000	6,463,740
Matterhorn Re Ltd SR2020-2 Class A
(T-Bill 3 Month + 5.000%), 01/08/2024 (a)(b)(c)(d)(f)(g) (Cost: $3,951,000; Original Acquisition Date: 01/29/2020)		3,951,000	3,951,000
Northshore Re 2018-1 Class A
(3 Month Libor USD + 7.990%), 07/08/2022 (a)(b)(c)(d)(e) (Cost: $5,924,927; Original Acquisition Date: 05/03/2019)		5,958,000	5,952,936
Northshore Re II 2019-1 Class A
(T-Bill 3 Month + 7.500%), 07/07/2023 (a)(b)(c)(d)(e) (Cost: $4,095,000; Original Acquisition Date: 06/21/2019)		4,095,000	4,142,502
Queen Street Re XII
(6 Month Libor USD + 5.250%), 04/08/2020 (a)(b)(c)(d) (Cost: $3,463,000; Original Acquisition Date: 05/13/2016)		3,463,000	3,459,191
Riverfront Re 2017-1 Class A
(T-Bill 3 Month + 4.910%), 01/15/2021 (a)(b)(c)(d) (Cost: $4,524,651; Original Acquisition Date: 04/19/2018)		4,538,000	4,461,989

			101,866,256

Other - 0.6%
Operational Re
5.500%, 04/08/2021 (a)(c)(d)(f) (Cost: $5,093,092; Original Acquisition Date: 05/19/2016)	CHF	5,047,000	5,277,742

			152,060,310

Great Britain - 0.1%
Terrorism - 0.1%
Baltic PCC 2019-1 Class A
(T-Bill 3 Month + 5.900%), 03/07/2027 (a)(b)(c)(d)(f) (Cost: $1,305,193; Original Acquisition Date: 02/15/2019)	GBP	1,000,000	1,329,544

Japan - 6.8%
Earthquake - 4.4%
Kizuna Re II 2018-1 Class B
(T-Bill 3 Month + 2.500%), 04/11/2023 (a)(b)(c)(d)(e) (Cost: $362,000; Original Acquisition Date: 03/16/2018)		$362,000	358,959
Nakama Re 2015-1 Class 2
(T-Bill 3 Month + 3.250%), 01/14/2021 (a)(b)(c)(d)(e) (Cost: $8,088,699; Original Acquisition Date: 05/03/2019)		8,093,000	8,085,716
Nakama Re 2016-1 Class 1
(6 Month Libor USD + 2.200%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $7,500,000; Original Acquisition Date: 09/21/2016)		7,500,000	7,484,625
Nakama Re 2016-1 Class 2
(6 Month Libor USD + 3.250%), 10/13/2021 (a)(b)(c)(d)(e) (Cost: $4,830,000; Original Acquisition Date: 09/21/2016)		4,830,000	4,796,914
Nakama Re 2018-1 Class 1
(3 Month Libor USD + 2.000%), 04/13/2023 (a)(b)(c)(d)(e) (Cost: $15,240,196; Original Acquisition Date: 03/11/2019)		15,256,000	15,116,408
Nakama Re 2018-1 Class 2
(3 Month Libor USD + 3.000%), 04/13/2023 (a)(b)(c)(d)(e) (Cost: $6,594,462; Original Acquisition Date: 11/05/2019)		6,638,000	6,545,732

			42,388,354

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 0.7%
Akibare Re 2018-1 Class A
(3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d)(e) (Cost: $5,875,781; Original Acquisition Date: 01/29/2020)	$6,195,000	$5,900,738
Akibare Re 2018-1 Class B
(3 Month Libor USD + 1.900%), 04/07/2022 (a)(b)(c)(d) (Cost: $1,182,000; Original Acquisition Date: 03/22/2018)	1,182,000	1,101,210

		7,001,948

Windstorm - 1.7%
Aozora Re 2016-1 A
(6 Month Libor USD + 2.290%), 04/07/2020 (a)(b)(c)(d) (Cost: $9,177,911; Original Acquisition Date: 01/31/2020)	9,298,000	9,125,987
Aozora Re 2017-1 Class A
(6 Month Libor USD + 2.000%), 04/07/2021 (a)(b)(c)(d) (Cost: $6,870,482; Original Acquisition Date: 01/31/2020)	7,213,000	6,866,776

		15,992,763

		65,383,065

United States - 54.4%
Earthquake - 9.8%
Merna Re 2018-1 Class A
(T-Bill 3 Month + 2.000%), 04/08/2021 (a)(b)(c)(d)(e) (Cost: $3,493,000; Original Acquisition Date: 03/26/2018)	3,493,000	3,483,744
Sierra 2020-1 Class B
(T-Bill 3 Month + 5.750%), 12/28/2022 (a)(b)(c)(d) (Cost: $3,750,000; Original Acquisition Date: 12/20/2019)	3,750,000	3,752,812
Ursa Re 2017-1 Class B
(T-Bill 3 Month + 3.500%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $25,777,471; Original Acquisition Date: 09/20/2017)	25,777,000	25,537,274
Ursa Re 2017-1 Class E
(T-Bill 3 Month + 6.000%), 05/27/2020 (a)(b)(c)(d)(e) (Cost: $30,071,590; Original Acquisition Date: 12/05/2019)	30,087,000	29,807,191
Ursa Re 2018-1 Class D
(T-Bill 3 Month + 5.240%), 09/24/2021 (a)(b)(c)(d)(e) (Cost: $11,292,000; Original Acquisition Date: 09/07/2018)	11,292,000	11,045,834
Ursa Re 2019-1 Class C
(T-Bill 3 Month + 5.750%), 12/10/2022 (a)(b)(c)(d) (Cost: $20,348,000; Original Acquisition Date: 11/20/2019)	20,348,000	20,324,600

		93,951,455

Flood - 1.1%
FloodSmart Re 2019 Class A
(T-Bill 3 Month + 11.250%), 03/07/2022 (a)(b)(c)(d) (Cost: $9,517,105; Original Acquisition Date: 12/04/2019)	9,500,000	9,497,625
FloodSmart Re 2019 Class B
(T-Bill 3 Month + 14.500%), 03/07/2022 (a)(b)(c)(d) (Cost: $1,250,000; Original Acquisition Date: 04/10/2019)	1,250,000	1,238,562

		10,736,187

Mortality/Longevity/Disease - 0.8%
Vitality Re IX 2018 Class A
(T-Bill 3 Month + 1.600%), 01/10/2022 (a)(b)(c)(d)(e) (Cost: $1,501,854; Original Acquisition Date: 09/24/2019)	1,500,000	1,497,375
Vitality Re IX 2018 Class B
(T-Bill 3 Month + 1.750%), 01/10/2022 (a)(b)(c)(d)(e) (Cost: $1,251,010; Original Acquisition Date: 09/24/2019)	1,250,000	1,248,812
Vitality Re VIII 2017 Class A
(T-Bill 3 Month + 1.750%), 01/08/2021 (a)(b)(c)(d) (Cost: $1,001,752; Original Acquisition Date: 12/03/2019)	1,000,000	999,000
Vitality Re X 2019 Class B
(T-Bill 3 Month + 2.000%), 01/10/2023 (a)(b)(c)(d)(e) (Cost: $2,500,000; Original Acquisition Date: 01/17/2019)	2,500,000	2,505,625
Vitality Re XI Limited 2020 Class A
(T-Bill 3 Month + 1.500%), 01/09/2024 (a)(b)(c)(d) (Cost: $1,000,000; Original Acquisition Date: 01/23/2020)	1,000,000	999,750

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Mortality/Longevity/Disease - 0.8% (continued)
Vitality Re XI Limited 2020 Class B
(T-Bill 3 Month + 1.800%), 01/09/2024 (a)(b)(c)(d) (Cost: $750,000; Original Acquisition Date: 01/23/2020)	$750,000	$749,813

		8,000,375

Multiperil - 31.2%
Armor Re II 2018-1 Class A
(T-Bill 3 Month + 3.840%), 06/08/2020 (a)(b)(c)(d) (Cost: $1,864,000; Original Acquisition Date: 04/10/2018)	1,864,000	1,864,373
Armor Re II 2019-1 Class A
(T-Bill 3 Month + 5.900%), 06/08/2022 (a)(b)(c)(d) (Cost: $6,602,635; Original Acquisition Date: 01/21/2020)	6,589,000	6,608,767
Blue Halo Re 2016-1 Class A
(T-Bill 3 Month + 0.500%), 06/21/2022 (a)(b)(c)(d)(f) (Cost: $4,750,000; Original Acquisition Date: 06/10/2016)	4,750,000	4,670,200
Blue Halo Re 2016-1 Class B
(T-Bill 3 Month + 0.100%), 06/21/2022 (a)(b)(c)(d)(f)(g) (Cost: $485,160; Original Acquisition Date: 06/10/2016)	485,160	348,879
Bowline 2018-1 Class A
(T-Bill 3 Month + 4.500%), 05/23/2022 (a)(b)(c)(d)(e) (Cost: $12,695,125; Original Acquisition Date: 01/24/2020)	12,706,000	12,655,176
Bowline Re 2019-1 Class A
(T-Bill 3 Month + 4.750%), 03/20/2023 (a)(b)(c)(d)(e) (Cost: $4,017,000; Original Acquisition Date: 03/08/2019)	4,017,000	3,995,710
Bowline Re 2019-1 Class B
(T-Bill 3 Month + 8.500%), 03/20/2023 (a)(b)(c)(d) (Cost: $3,264,000; Original Acquisition Date: 03/08/2019)	3,264,000	3,261,552
Buffalo Re 2017-1 Class A
(6 Month Libor USD + 3.420%), 04/07/2020 (a)(b)(c)(d) (Cost: $864,181; Original Acquisition Date: 08/15/2017)	864,000	858,470
Caelus 2018-1 Class A
(T-Bill 3 Month + 3.930%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,319,000; Original Acquisition Date: 05/04/2018)	2,319,000	2,197,137
Caelus 2018-1 Class B
(T-Bill 3 Month + 4.640%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,902,959; Original Acquisition Date: 07/26/2018)	1,905,000	1,773,364
Caelus 2018-1 Class C
(T-Bill 3 Month + 7.820%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,782,000; Original Acquisition Date: 05/04/2018)	2,782,000	2,496,984
Caelus 2018-1 Class D
(T-Bill 3 Month + 10.900%), 06/07/2021 (a)(b)(c)(d) (Cost: $464,000; Original Acquisition Date: 05/04/2018)	464,000	327,120
Caelus Re IV 2016-1 Class A
(T-Bill 3 Month + 5.250%), 03/06/2020 (a)(b)(c)(d) (Cost: $5,395,908; Original Acquisition Date: 07/11/2017)	5,395,000	5,393,921
Caelus Re V 2017-1 Class B
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d) (Cost: $1,297,000; Original Acquisition Date: 04/27/2017)	1,297,000	551,225
Caelus Re V 2017-1 Class C
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d)(f) (Cost: $830,000; Original Acquisition Date: 04/27/2017)	830,000	42
Caelus Re V 2017-1 Class D
(T-Bill 3 Month + 0.500%), 06/05/2020 (a)(b)(c)(d)(f) (Cost: $366,684; Original Acquisition Date: 04/27/2017)	366,684	37
East Lane Re VI 2015-1 Class A
(T-Bill 3 Month + 3.390%), 03/13/2020 (a)(b)(c)(d) (Cost: $10,787,000; Original Acquisition Date: 03/02/2015)	10,787,000	10,776,752
Espada Reinsurance 2016-1 Class 20
(T-Bill 3 Month + 5.700%), 06/06/2020 (a)(b)(c)(d) (Cost: $1,785,000; Original Acquisition Date: 02/12/2016)	1,785,000	1,428,000
FloodSmart Re 2018 Class A
(T-Bill 3 Month + 11.250%), 08/06/2024 (a)(b)(c)(d)(e) (Cost: $21,000,000; Original Acquisition Date: 07/25/2018)	21,000,000	21,215,250
FloodSmart Re 2018 Class B
(T-Bill 3 Month + 13.500%), 08/06/2024 (a)(b)(c)(d)(e) (Cost: $10,991,000; Original Acquisition Date: 04/12/2019)	11,000,000	10,992,850

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 31.2% (continued)
Fortius Re 2017-1
(6 Month Libor USD + 3.420%), 07/07/2021 (a)(b)(c)(d) (Cost: $2,512,798; Original Acquisition Date: 01/08/2020)	$2,510,000	$2,503,725
Galileo Re 2019-1 Class C
(T-Bill 3 Month + 9.250%), 01/08/2024 (a)(b)(c)(d) (Cost: $3,000,000; Original Acquisition Date: 12/06/2019)	3,000,000	2,998,200
Galileo Re 2019-1 Class D
(T-Bill 3 Month + 7.450%), 01/08/2027 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 12/06/2019)	2,000,000	1,999,800
Golden State Re II 2018-1 Class A
(3 Month Libor USD + 2.200%), 01/08/2023 (a)(b)(c)(d)(e) (Cost: $7,250,000; Original Acquisition Date: 11/29/2018)	7,250,000	7,242,750
Kilimanjaro III Re 2019-1 Class A-1
(T-Bill 3 Month + 15.750%), 12/19/2023 (a)(b)(c)(d) (Cost: $6,750,000; Original Acquisition Date: 12/09/2019)	6,750,000	6,722,325
Kilimanjaro III Re 2019-1 Class A-2
(T-Bill 3 Month + 15.750%), 12/19/2024 (a)(b)(c)(d) (Cost: $3,250,000; Original Acquisition Date: 12/09/2019)	3,250,000	3,237,650
Kilimanjaro III Re 2019-1 Class B-1
(T-Bill 3 Month + 9.500%), 12/19/2023 (a)(b)(c)(d) (Cost: $12,500,000; Original Acquisition Date: 12/09/2019)	12,500,000	12,485,000
Kilimanjaro III Re 2019-1 Class B-2
(T-Bill 3 Month + 9.500%), 12/19/2024 (a)(b)(c)(d) (Cost: $9,250,000; Original Acquisition Date: 12/09/2019)	9,250,000	9,243,062
Kilimanjaro Re 2018-1 Class A-1
(3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,047,000; Original Acquisition Date: 04/18/2018)	1,047,000	1,030,562
Kilimanjaro Re 2018-1 Class B-1
(3 Month Libor USD + 4.940%), 05/06/2022 (a)(b)(c)(d)(e) (Cost: $7,305,000; Original Acquisition Date: 04/18/2018)	7,305,000	7,201,999
Kilimanjaro Re 2018-2 Class A-2
(3 Month Libor USD + 13.610%), 05/05/2023 (a)(b)(c)(d) (Cost: $1,047,000; Original Acquisition Date: 04/18/2018)	1,047,000	1,021,139
Kilimanjaro Re 2018-2 Class B-2
(3 Month Libor USD + 4.940%), 05/05/2023 (a)(b)(c)(d)(e) (Cost: $4,305,000; Original Acquisition Date: 04/18/2018)	4,305,000	4,220,622
Long Point Re III 2018-1 Class A
(T-Bill 3 Month + 2.750%), 06/01/2022 (a)(b)(c)(d)(e) (Cost: $16,207,851; Original Acquisition Date: 08/20/2019)	16,196,000	16,030,801
Mona Lisa Re 2020-1 Class A
(T-Bill 3 Month + 7.500%), 01/09/2023 (a)(b)(c)(d) (Cost: $7,750,000; Original Acquisition Date: 12/30/2019)	7,750,000	7,749,612
Mona Lisa Re 2020-1 Class B
(T-Bill 3 Month + 8.000%), 01/09/2023 (a)(b)(c)(d) (Cost: $6,500,000; Original Acquisition Date: 12/30/2019)	6,500,000	6,499,350
Northshore Re II 2017-1 Class A
(T-Bill 3 Month + 7.530%), 07/06/2020 (a)(b)(c)(d) (Cost: $18,418,938; Original Acquisition Date: 06/12/2019)	18,433,000	18,529,773
Panthera 2018-1 Class A
(T-Bill 3 Month + 3.500%), 03/09/2020 (a)(b)(c)(d)(f) (Cost: $4,000,000; Original Acquisition Date: 02/22/2018)	4,000,000	3,981,800
Residential Re 2014-I Class 10
(T-Bill 3 Month + 0.500%), 03/06/2020 (a)(b)(c)(d)(f) (Cost: $13,162,000; Original Acquisition Date: 05/22/2014)	13,162,000	3,291
Residential Re 2015-I Class 10
(T-Bill 3 Month + 0.500%), 03/06/2020 (a)(b)(c)(d)(f)(g) (Cost: $3,209,301; Original Acquisition Date: 05/21/2015)	3,209,301	142,172
Residential Re 2015-I Class 11
(T-Bill 3 Month + 0.500%), 03/06/2020 (a)(b)(c)(d) (Cost: $1,317,000; Original Acquisition Date: 05/21/2015)	1,317,000	1,183,983
Residential Re 2016-I Class 10
(T-Bill 3 Month + 11.520%), 06/06/2023 (a)(b)(c)(d)(f) (Cost: $2,391,000; Original Acquisition Date: 04/28/2016)	2,391,000	65,753
Residential Re 2016-I Class 11
(T-Bill 3 Month + 5.030%), 06/06/2022 (a)(b)(c)(d) (Cost: $3,074,000; Original Acquisition Date: 04/28/2016)	3,074,000	2,751,230

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Multiperil - 31.2% (continued)
Residential Re 2016-I Class 13
(T-Bill 3 Month + 3.370%), 06/06/2023 (a)(b)(c)(d) (Cost: $6,765,988; Original Acquisition Date: 08/08/2019)	$6,771,000	$6,771,339
Residential Re 2017-I Class 11
(T-Bill 3 Month + 5.050%), 06/06/2024 (a)(b)(c)(d) (Cost: $1,769,000; Original Acquisition Date: 04/19/2017)	1,769,000	1,583,255
Residential Re 2018-I Class 13
(T-Bill 3 Month + 3.250%), 06/06/2025 (a)(b)(c)(d) (Cost: $6,147,000; Original Acquisition Date: 04/30/2018)	6,147,000	6,022,523
Residential Re 2018-II Class 2
(T-Bill 3 Month + 11.000%), 12/06/2022 (a)(b)(c)(d) (Cost: $4,500,000; Original Acquisition Date: 11/15/2018)	4,500,000	4,405,950
Residential Re 2019-I Class 12
(T-Bill 3 Month + 8.250%), 06/06/2023 (a)(b)(c)(d) (Cost: $495,000; Original Acquisition Date: 05/08/2019)	495,000	493,144
Residential Re 2019-I Class 13
(T-Bill 3 Month + 4.500%), 06/06/2023 (a)(b)(c)(d) (Cost: $742,000; Original Acquisition Date: 05/08/2019)	742,000	741,629
Residential Re 2019-II Class 2
(T-Bill 3 Month + 11.500%), 12/06/2027 (a)(b)(c)(d) (Cost: $1,456,000; Original Acquisition Date: 11/05/2019)	1,456,000	1,456,582
Sanders Re 2017-1 Class A
(6 Month Libor USD + 2.990%), 12/06/2021 (a)(b)(c)(d) (Cost: $10,366,614; Original Acquisition Date: 10/17/2018)	10,427,000	10,172,060
Sanders Re 2017-2 Class A
(6 Month Libor USD + 3.140%), 06/05/2020 (a)(b)(c)(d) (Cost: $3,142,000; Original Acquisition Date: 05/24/2017)	3,142,000	3,145,142
Sanders Re 2018-1 Class A
(T-Bill 3 Month + 5.500%), 04/07/2022 (a)(b)(c)(d) (Cost: $19,239,462; Original Acquisition Date: 09/11/2019)	19,421,000	17,954,715
Sierra 2020-1 Class A
(T-Bill 3 Month + 3.250%), 12/28/2023 (a)(b)(c)(d) (Cost: $2,000,000; Original Acquisition Date: 12/20/2019)	2,000,000	2,003,400
Spectrum Capital Ltd. 2017-1 A
(6 Month Libor USD + 5.750%), 06/08/2021 (a)(b)(c)(d) (Cost: $11,657,000; Original Acquisition Date: 06/13/2017)	11,657,000	11,600,464
Spectrum Capital Ltd. 2017-1 B
(6 Month Libor USD + 3.500%), 06/08/2021 (a)(b)(c)(d)(e) (Cost: $16,903,000; Original Acquisition Date: 06/13/2017)	16,903,000	16,978,218
Stratosphere Re 2020-1 Class A
(T-Bill 3 Month + 0.500%), 02/07/2023 (a)(b)(c)(d) (Cost: $1,000,000; Original Acquisition Date: 01/17/2020)	1,000,000	999,500
Tailwind Re 2017-1 Class B
(T-Bill 3 Month + 9.100%), 01/08/2022 (a)(b)(c)(d) (Cost: $1,424,006; Original Acquisition Date: 08/02/2019)	1,434,000	1,446,978
Tailwind Re 2017-1 Class C
(T-Bill 3 Month + 11.060%), 01/08/2022 (a)(b)(c)(d) (Cost: $612,336; Original Acquisition Date: 08/02/2019)	617,000	623,509
Torrey Pines Re 2017-1 Class B
(6 Month Libor USD + 3.800%), 06/09/2020 (a)(b)(c)(d) (Cost: $2,719,228; Original Acquisition Date: 07/06/2018)	2,718,000	2,707,672
Torrey Pines Re 2017-1 Class C
(6 Month Libor USD + 6.690%), 06/09/2020 (a)(b)(c)(d) (Cost: $467,000; Original Acquisition Date: 04/27/2017)	467,000	467,280

		297,833,768

Other - 0.4%
Cal Phoenix Re 2018-1 Class A
(3 Month Libor USD + 0.500%), 08/13/2021 (a)(b)(c)(d)(f) (Cost: $4,750,000; Original Acquisition Date: 07/30/2018)	4,750,000	53,437
SD Re 2018-1 Class A
(3 Month Libor USD + 4.000%), 10/19/2021 (a)(b)(c)(d) (Cost: $3,651,790; Original Acquisition Date: 12/20/2019)	3,750,000	3,576,188

		3,629,625

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Windstorm - 11.1%
Alamo Re 2017-1 Class A
(T-Bill 3 Month + 3.810%), 06/08/2020 (a)(b)(c)(d) (Cost: $6,262,819; Original Acquisition Date: 09/13/2018)	$6,258,000	$6,284,596
Alamo Re 2018-1 Class A
(T-Bill 3 Month + 3.480%), 06/07/2024 (a)(b)(c)(d) (Cost: $20,957,641; Original Acquisition Date: 03/26/2019)	20,994,000	20,889,030
Alamo Re 2019-1 Class A
(T-Bill 3 Month + 4.500%), 06/08/2022 (a)(b)(c)(d) (Cost: $2,708,000; Original Acquisition Date: 05/21/2019)	2,708,000	2,705,021
Cape Lookout Re 2019-1 Class A
(T-Bill 3 Month + 4.250%), 02/25/2022 (a)(b)(c)(d) (Cost: $12,255,245; Original Acquisition Date: 10/16/2019)	12,260,000	12,163,146
Cape Lookout Re 2019-2 Class A
(T-Bill 3 Month + 6.750%), 05/09/2022 (a)(b)(c)(d) (Cost: $2,690,000; Original Acquisition Date: 06/14/2019)	2,690,000	2,709,772
Citrus Re 2015-1 Class B
(T-Bill 3 Month + 0.500%), 04/09/2020 (a)(b)(c)(d)(f)(g) (Cost: $196,776; Original Acquisition Date: 04/01/2015)	196,776	63,214
Citrus Re 2016-1 Class D-50
(T-Bill 3 Month + 0.100%), 02/25/2021 (a)(b)(c)(d)(f)(g) (Cost: $2,506,691; Original Acquisition Date: 02/19/2016)	2,506,691	1,017,717
Cranberry Re 2017-1 Class A
(6 Month Libor USD + 1.980%), 07/13/2023 (a)(b)(c)(d) (Cost: $13,000,000; Original Acquisition Date: 06/05/2017)	13,000,000	12,983,750
Everglades Re II 2017-1 Class A
(T-Bill 3 Month + 5.230%), 05/08/2020 (a)(b)(c)(d) (Cost: $6,104,080; Original Acquisition Date: 11/26/2019)	6,083,000	6,119,802
Everglades Re II 2018-1 A
(T-Bill 3 Month + 5.050%), 05/04/2021 (a)(b)(c)(d) (Cost: $6,970,000; Original Acquisition Date: 05/09/2018)	6,970,000	6,919,119
First Coast Re 2019-1 Class A
(T-Bill 3 Month + 5.250%), 06/07/2023 (a)(b)(c)(d) (Cost: $494,000; Original Acquisition Date: 05/16/2019)	494,000	495,186
Frontline 2018-1 Class A
(T-Bill 3 Month + 7.740%), 07/06/2022 (a)(b)(c)(d)(e) (Cost: $4,500,000; Original Acquisition Date: 06/12/2018)	4,500,000	3,632,400
Manatee Re II 2018-1 Class A
(T-Bill 3 Month + 4.390%), 06/07/2021 (a)(b)(c)(d) (Cost: $2,246,000; Original Acquisition Date: 03/22/2018)	2,246,000	2,236,118
Manatee Re II 2018-1 Class B
(T-Bill 3 Month + 8.340%), 06/07/2021 (a)(b)(c)(d) (Cost: $1,300,000; Original Acquisition Date: 03/22/2018)	1,300,000	1,296,750
Manatee Re III 2019-1 Class B
(T-Bill 3 Month + 9.500%), 06/07/2022 (a)(b)(c)(d) (Cost: $493,000; Original Acquisition Date: 05/23/2019)	493,000	496,303
Market Re 2017-1 Class A
2.119%, 06/08/2020 (a)(c)(d)(f)(h) (Cost: $1,060,274; Original Acquisition Date: 06/05/2017)	1,060,274	10,603
Matterhorn Re Ltd SR2020-1 Class A
(T-Bill 3 Month + 5.250%), 12/07/2021 (a)(b)(c)(d) (Cost: $7,500,000; Original Acquisition Date: 12/20/2019)	7,500,000	7,522,500
Matterhorn Re Ltd SR2020-1 Class B
(T-Bill 3 Month + 7.500%), 12/07/2021 (a)(b)(c)(d) (Cost: $7,000,000; Original Acquisition Date: 12/20/2019)	7,000,000	6,962,900
Matterhorn Re Ltd SR2020-2 Class B
(T-Bill 3 Month + 6.250%), 12/07/2021 (a)(b)(c)(d)(f)(g) (Cost: $5,221,000; Original Acquisition Date: 01/29/2020)	5,221,000	5,221,000
Matterhorn Re SR2019-1 Class A
6.182%, 12/07/2020 (a)(c)(d)(e)(h) (Cost: $5,595,828; Original Acquisition Date: 06/14/2019)	5,892,000	5,572,064
Pelican Re 2018-1 Class A
(3 Month Libor USD + 2.290%), 05/07/2021 (a)(b)(c)(d) (Cost: $1,046,000; Original Acquisition Date: 04/23/2018)	1,046,000	1,037,684

		106,338,675

		520,490,085

TOTAL EVENT LINKED BONDS (Cost $786,669,186)		739,263,004

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2020 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
PARTICIPATION NOTES - 8.7%
Global - 8.7%
Multiperil - 8.7%
Eden Re II 2019-1 Class A
03/22/2023 (a)(c)(d)(f)(g)(i) (Cost: $249,500; Original Acquisition Date: 12/14/2018)	$249,500	$1,306,168
Eden Re II 2020-1 Class A
03/22/2024 (a)(c)(d)(f)(g)(i) (Cost: $12,750,000; Original Acquisition Date: 12/16/2019)	12,750,000	12,870,899
Eden Re II 2020-1 Class B
03/22/2024 (a)(c)(d)(f)(g)(i) (Cost: $24,700,000; Original Acquisition Date: 12/26/2019)	24,700,000	24,934,213
Limestone Re 2018-1 A
03/01/2022 (a)(c)(d)(f)(g)(i) (Cost: $111,843; Original Acquisition Date: 06/20/2018)	96,822	918,866
Limestone Re 2019-1 A
09/09/2022 (a)(c)(d)(f)(g)(i) (Cost: $806,000; Original Acquisition Date: 12/24/2018)	806,000	1,254,700
Limestone Re 2019-2 A
03/01/2023 (a)(c)(d)(f)(i) (Cost: $3,681,000; Original Acquisition Date: 06/25/2019)	3,681,000	3,767,504
Limestone Re 2019-2 B
03/01/2023 (a)(c)(d)(f)(i) (Cost: $9,146,000; Original Acquisition Date: 06/25/2019)	9,146,000	9,360,931
Limestone Re 2020-1 B
03/01/2024 (a)(c)(d)(f)(i) (Cost: $4,950,000; Original Acquisition Date: 12/27/2019)	4,950,000	4,947,525
Sector Re V Series 8 Class A
03/01/2023 (a)(d)(f)(i) (Cost: $427,538; Original Acquisition Date: 04/24/2018)	427,538	211,780
Sector Re V Series 8 Class B
03/01/2023 (a)(d)(f)(i) (Cost: $4,253,969; Original Acquisition Date: 04/24/2018)	4,253,969	2,120,808
Sector Re V Series 8 Class F
03/01/2023 (a)(d)(f) (Cost: $9,337; Original Acquisition Date: 04/24/2018)	9,337	571,313
Sector Re V Series 8 Class G
03/01/2023 (a)(d)(f) (Cost: $27,026; Original Acquisition Date: 04/24/2018)	27,026	1,190,861
Sector Re V Series 9 Class A
03/01/2023 (a)(d)(f)(i) (Cost: $9,014,979; Original Acquisition Date: 04/24/2019)	9,014,979	7,295,927
Sector Re V Series 9 Class B
03/01/2023 (a)(d)(f)(i) (Cost: $3,208,135; Original Acquisition Date: 04/24/2019)	3,208,135	2,595,730
Sector Re V Series 9 Class G
03/01/2023 (a)(d)(f)(i) (Cost: $8,829,996; Original Acquisition Date: 04/24/2019)	8,829,996	10,214,299

TOTAL PARTICIPATION NOTES (Cost $82,165,323)		83,561,524

	SHARES	VALUE
PREFERENCE SHARES - 9.0%
Global - 9.0%
Multiperil - 9.0%
Arenal (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $11,262,325; Original Acquisition Date: 03/28/2016)	18,011	6,024,589
Biscayne (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $25,149,265; Original Acquisition Date: 12/26/2014)	28,192	29,695,585
Hatteras (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $15,502,685; Original Acquisition Date: 12/31/2019)	18,297	14,679,637
Hudson Charles 2 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $11,534,500; Original Acquisition Date: 04/02/2014)	11,535	9,222,702
Hudson Charles 3 (Mt. Logan Re) (a)(d)(f)(i) (Cost: $15,350,000; Original Acquisition Date: 06/19/2014)	15,350	11,991,893
Rondout (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $14,739,871; Original Acquisition Date: 07/15/2019)	13,910	11,138,148
Yoho (Artex Segregated Account Company) (a)(d)(f)(g)(i) (Cost: $4,985,019; Original Acquisition Date: 05/17/2016)	12,496	2,961,753

TOTAL PREFERENCE SHARES (Cost $98,523,665)		85,714,307

SHORT-TERM INVESTMENTS - 6.6%
Money Market Fund - 6.6%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 1.45% (j)	31,361,144	31,361,144
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.48% (j)	31,361,144	31,361,144

TOTAL SHORT-TERM INVESTMENTS (Cost $62,722,288)		62,722,288

TOTAL INVESTMENTS (Cost $1,030,080,462) - 101.6%		971,261,123

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%		(15,238,115)

TOTAL NET ASSETS - 100.0%		$956,023,008

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.

STONE RIDGE HIGH YIELD REINSURANCE RISK PREMIUM FUND

Schedule of Investments as of January 31, 2020 (Unaudited)

Percentages are stated as a percent of net assets.

(a)

Foreign issued security. Total foreign securities by country of domicile are $905,198,262. Foreign concentration is as follows: Bermuda: 81.6%, Cayman Islands: 8.1%, Supranational: 2.9%, Great Britain: 1.5%, Ireland: 0.5%, and Singapore: 0.1%

(b)

Variable rate security. Reference rates as of January 31, 2020 are as follows: 3 Month Libor 1.75%, 6 Month Libor 1.75%, and T-Bill 3 Month 1.50%. Actual reference rates may vary based on the reset date of the security.

(c)

Although security is restricted as to resale, the Fund’s Adviser has determined this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2020 was $798,623,810, which represented 83.5% of net assets.

(d)	Security is restricted as to resale.
(e)	All or a portion of the security is pledged as collateral for the Fund’s financing facility.
(f)	Value determined using significant unobservable inputs.
(g)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $116,528,540, which represents 12.2% of net assets.
(h)	Zero-coupon bond. The rate shown is the yield to maturity based upon original cost which may differ from current cost due to returns of capital received.
(i)	Non-income producing security.
(j)	Rate shown is the 7-day effective yield.

The accompanying footnotes are an integral part of the Schedule of Investments.

STONE RIDGE U.S. HEDGED EQUITY FUND

Schedule of Investments as of January 31, 2020 (Unaudited)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PURCHASED OPTIONS - (a) 0.0%
PUT OPTIONS - (a) 0.0%
CBOE S&P 500 Index, Expires 2/7/2020, Strike Price $2,100.00	272	$89,279,376	$2,720
CBOE S&P 500 Index, Expires 2/7/2020, Strike Price $2,150.00	201	65,974,833	2,010

TOTAL PURCHASED OPTIONS (Cost $5,089)			4,730

		SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 101.3%
Money Market Funds - 0.2%
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class - 1.45% (b)		60,329	60,329
First American Government Obligations Fund - Class Z - 1.48% (b)		60,330	60,330
First American Treasury Obligations Fund - Class Z - 1.49% (b)		60,330	60,330
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 1.48% (b)		60,329	60,329
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 1.46% (b)		60,329	60,329

			301,647

		PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 101.1%
2.319%, 4/23/2020 (c)(d)		$74,700,000	74,447,376
1.980%, 5/21/2020 (c)(d)		3,100,000	3,085,847
1.778%, 6/18/2020 (c)(d)		10,700,000	10,639,501
1.519%, 9/10/2020 (c)(d)		10,100,000	10,008,651
1.554%, 10/8/2020 (c)(d)		29,050,000	28,756,321
1.517%, 11/5/2020 (c)(d)		23,700,000	23,433,295
1.502%, 12/3/2020 (c)(d)		1,050,000	1,037,431
1.541%, 12/31/2020 (c)(d)		2,400,000	2,368,571

			153,776,993

TOTAL SHORT-TERM INVESTMENTS (Cost $153,913,199)			154,078,640

TOTAL INVESTMENTS (Cost $153,913,199) - 101.3%			154,083,370

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.3)%			(2,043,823)

TOTAL NET ASSETS - 100.0%			$152,039,547

Percentages are stated as a percent of net assets.

(a)	Rounds to zero.
(b)	Rate shown is the 7-day effective yield.
(c)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.
(d)	All or a portion of this security is held as collateral for written put options.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
PUT OPTIONS
CBOE S&P 500 Index, Expires 2/3/2020, Strike Price $3,215.00	60	$19,693,980	$87,000
CBOE S&P 500 Index, Expires 2/3/2020, Strike Price $3,285.00	95	31,182,135	534,850
CBOE S&P 500 Index, Expires 2/3/2020, Strike Price $3,290.00	15	4,923,495	91,500
CBOE S&P 500 Index, Expires 2/5/2020, Strike Price $3,215.00	20	6,564,660	53,280
CBOE S&P 500 Index, Expires 2/5/2020, Strike Price $3,220.00	30	9,846,990	82,770
CBOE S&P 500 Index, Expires 2/5/2020, Strike Price $3,225.00	45	14,770,485	130,500
CBOE S&P 500 Index, Expires 2/5/2020, Strike Price $3,270.00	25	8,205,825	128,875
CBOE S&P 500 Index, Expires 2/5/2020, Strike Price $3,275.00	35	11,488,155	191,800
CBOE S&P 500 Index, Expires 2/7/2020, Strike Price $3,225.00	1	328,233	3,460
CBOE S&P 500 Index, Expires 2/7/2020, Strike Price $3,230.00	7	2,297,631	26,516
CBOE S&P 500 Index, Expires 2/7/2020, Strike Price $3,235.00	60	19,693,980	236,940
CBOE S&P 500 Index, Expires 2/7/2020, Strike Price $3,245.00	40	13,129,320	178,280
CBOE S&P 500 Index, Expires 2/7/2020, Strike Price $3,260.00	10	3,282,330	50,450

STONE RIDGE U.S. HEDGED EQUITY FUND

Schedule of Investments as of January 31, 2020 (Unaudited)

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	FAIR VALUE
CBOE S&P 500 Index, Expires 2/7/2020, Strike Price $3,265.00	20	$6,564,660	$110,280
CBOE S&P 500 Index, Expires 2/7/2020, Strike Price $3,270.00	5	1,641,165	28,530
CBOE S&P 500 Index, Expires 2/7/2020, Strike Price $3,275.00	5	1,641,165	29,775

TOTAL PUT OPTIONS			1,964,806

(Premiums Received $1,273,381)

TOTAL WRITTEN OPTIONS			$1,964,806

(Premiums Received $1,273,381)

The accompanying footnotes are an integral part of the Schedule of Investments.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Stone Ridge High Yield Reinsurance Risk Premium Fund (the “High Yield Reinsurance Fund”) and the Stone Ridge U.S. Hedged Equity Fund (the “U.S. Hedged Equity Fund”) (together, the “Funds”) in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

2. Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which each Fund values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee made up of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which the Board has delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Fund under the Valuation Procedures:

With respect to pricing of insurance-linked securities (including participation notes and preference shares) for which at least one designated independent broker provides a price, that price (or, if multiple designated independent brokers provide a price, the average of such prices) will be used to value the security. The Funds typically utilize an independent data delivery vendor to obtain the prices, average them and communicate the resulting value to the Administrator. If no designated independent broker provides a price for the security in question, the Adviser Valuation Committee will generally utilize prices provided by one or more other brokers that the Adviser has approved to value the security. For certain securities, an administrator or third-party manager may regularly provide net asset values that may be used to determine the price at which an investor can subscribe for or redeem an investment in that security, subject to any relevant restrictions on the timing of such subscriptions or redemptions. The Adviser Valuation Committee will generally rely upon such valuations, with any necessary adjustment to reflect relevant corporate actions (e.g., dividends paid but not yet reflected in the reported net asset value).

Short-term debt instruments, such as money market funds, commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value (“NAV”) per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities (other than insurance-linked securities that are valued pursuant to the valuation methods described above) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Funds’ investments in publicly-traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Non-exchange traded derivatives, including over-the-counter (“OTC”) options, are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, the Funds determine fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers, insurance companies, reinsurance companies or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Fund. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Fund.

A substantial portion of the Funds’ investments are U.S. dollar denominated investments. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Fund’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Funds adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: significant unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

There were transfers between level 2 and 3 during the reporting period. The transfers from level 3 to level 2 occurred due to the quality and observability of market data. The following table summarizes the inputs used to value the Funds’ investments as of January 31, 2020:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
High Yield Reinsurance Fund
Assets
Event-Linked Bonds
Global	$—	$133,027,255	$19,033,055	$152,060,310
Great Britain	—	—	1,329,544	1,329,544
Japan	—	65,383,065	—	65,383,065
United States	—	504,911,940	15,578,145	520,490,085

Total Event-Linked Bonds	—	703,322,260	35,940,744	739,263,004
Participation Notes	—	—	83,561,524	83,561,524
Preference Shares(1)	—	—	85,714,307	85,714,307
Money Market Funds	62,722,288	—	—	62,722,288

Total Assets	$62,722,288	$703,322,260	$205,216,575	$971,261,123

U.S. Hedged Equity Fund(2)
Assets
Purchased Options	$—	$4,730	$—	$4,730
Money Market Funds	301,647	—	—	301,647
U.S. Treasury Bills	—	153,776,993	—	153,776,993

Total Assets	$301,647	$153,781,723	$—	$154,083,370

Liabilities
Written Options	$1,017,781	$947,025	$—	$1,964,806

Total Liabilities	$1,017,781	$947,025	$—	$1,964,806

(1)	For further security characteristics, see the Funds’ Schedules of Investments.
(2)

The Funds measure Level 3 activity as of the beginning and end of each financial reporting period. For the period ended January 31, 2020, the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, reconciliations of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value are not applicable.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended January 31, 2020:

	High Yield Reinsurance Fund
	Event- Linked Bonds	Participation Notes	Preference Shares
Beginning Balance - November 1, 2019	$36,019,370	$70,862,377	$82,807,594
Acquisitions	9,172,000	42,400,000	9,265,307
Dispositions	—	(30,571,010)	—
Realized losses	(751,973)	(356,499)	—
Return of capital	—	—	(2,831,267)
Change in unrealized appreciation (depreciation)	(391,044)	1,226,656	(3,527,327)
Transfers in/out of Level 3	(8,107,609)	—	—

Ending Balance - January 31, 2020	$35,940,744	$83,561,524	$85,714,307

As of January 31, 2020, the change in unrealized appreciation (depreciation) on positions still held in the High Yield Reinsurance Fund was ($607,992) for Event-Linked Bonds, $1,226,656 for Participation Notes, and ($3,527,327) for Preference Shares.

Unobservable inputs included losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural and non-natural catastrophes in isolation would result in a significantly lower fair value measurement. Participation notes and preference shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of January 31, 2020.

High Yield Reinsurance Fund

Type of Security	Industry	Fair Value at 1/31/20	Valuation Techniques	Unobservable Inputs	Range	Weighted Average
Event-Linked Bonds	Financial Services	$9,172,000	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.1MM-$0.2MM $0.2MM-$0.3MM	$0.1MM $0.3MM

Participation Notes	Financial Services	$41,284,846	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$3.2MM $0.6MM-$4.1MM	$2.3MM $3.4MM

Preference Shares	Financial Services	$64,499,712	Insurance industry loss model	Estimated losses: Estimated premium earned:	$0.0MM-$14.0MM $0.0MM-$11.1MM	$3.9MM $5.7MM

The Level 3 securities listed above were fair valued by the Adviser Valuation Committee. Other Level 3 securities not listed above were priced using an indicative bid and have a value equal to $26,768,744 for Event-Linked Bonds, $42,276,678 for Participation Notes and $21,214,595 for Preference Shares.